FAIR VALUE OF ASSETS AND LIABILITIES - Carrying amount and fair value of assets and liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Derivative financial instruments	$ 2,454,005	$ 2,800,719
Investment property	3,132,220	2,839,350	$ 1,992,964
TOTAL ASSETS	289,855,048	255,568,505
Liabilities
Deposits by customers	(210,390,848)	(180,820,793)
Interbank deposits	(886,405)	(762,574)
Repurchase agreements and other similar secured borrowing	(763,325)	(2,216,163)
Derivative financial instruments	(1,961,109)	(2,381,326)
Borrowings from other financial institutions	(8,551,558)	(11,202,126)
Preferred shares	(584,204)	(584,204)
Debt securities in issue	(21,093,864)	(19,126,593)
TOTAL LIABILITIES	(255,929,590)	(227,453,292)
Carrying amount
Assets
Derivative financial instruments	2,454,005	2,800,719
Equity securities at fair value	480,153	588,207
Loans and advances to customers, net	204,459,001	174,793,687
Investment property	3,132,220	2,839,350
Investments in associates	1,358,368	1,263,765
TOTAL ASSETS	240,692,895	211,250,524
Liabilities
Deposits by customers	(210,390,848)	(180,820,793)
Interbank deposits	(886,405)	(762,574)
Repurchase agreements and other similar secured borrowing	(763,325)	(2,216,163)
Derivative financial instruments	(1,961,109)	(2,381,326)
Borrowings from other financial institutions	(8,551,558)	(11,202,126)
Preferred shares	(584,204)	(584,204)
Debt securities in issue	(21,093,864)	(19,126,593)
TOTAL LIABILITIES	(244,231,313)	(217,093,779)
Carrying amount | Fair value through profit or loss
Assets
Debt instruments	15,036,467	15,571,214
Carrying amount | Fair value through other comprehensive income
Assets
Debt instruments	7,245,451	8,238,981
Carrying amount | Amortized cost
Assets
Debt instruments	6,527,230	5,154,601
Fair Value
Assets
Derivative financial instruments	2,454,005	2,800,719
Equity securities at fair value	480,153	588,207
Loans and advances to customers, net	213,262,329	183,162,834
Investment property	3,132,220	2,839,350
Investments in associates	1,358,368	1,263,765
TOTAL ASSETS	249,471,264	219,665,758
Liabilities
Deposits by customers	(211,619,686)	(182,022,114)
Interbank deposits	(886,405)	(762,574)
Repurchase agreements and other similar secured borrowing	(763,325)	(2,216,163)
Derivative financial instruments	(1,961,109)	(2,381,326)
Borrowings from other financial institutions	(8,551,558)	(11,202,126)
Preferred shares	(604,025)	(602,987)
Debt securities in issue	(21,696,836)	(20,530,091)
TOTAL LIABILITIES	(246,082,944)	(219,717,381)
Fair Value | Fair value through profit or loss
Assets
Debt instruments	15,036,467	15,571,214
Fair Value | Fair value through other comprehensive income
Assets
Debt instruments	7,245,451	8,238,981
Fair Value | Amortized cost
Assets
Debt instruments	$ 6,502,271	$ 5,200,688